Note 41 - Gains(losses) on financial assets and liabilities (net) and Exchange Differences - Breakdown by nature of the financial instrument (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 545	€ 906	€ 522
Equity instruments [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	845	459	(414)
Loans and advances [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	97	65	88
Derivatives [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(470)	109	561
Customer Deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	(96)	87	83
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	18	35	25
Total [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Equity Instruments, gains (losses) on financial instruments	€ 938	€ 1,661	€ 865